Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 483,124	$ 392,626
Additions (reductions)	(283,429)	104,080
Foreign currency translation adjustments	(21,902)	(13,582)
Ending balance	$ 177,793	$ 483,124